Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs, for which the Company is the ultimate primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power: has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Use of estimates
(c)	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but not limited to expected total costs of command-and-control
revenue contracts, expected credit losses, the determination of warranty cost, lower of cost and net realizable value of inventory, useful lives of long-lived assets, impairment of long-lived assets, valuation allowance for deferred tax assets, uncertain tax positions, fair value of the warrants and short-term debt, fair value of share-based awards, fair value of financial instruments and the incremental borrowing rates for operating lease liabilities. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(d)	Foreign currency
The functional currency of the Company, Ehfly, and EHANG Investment (HK) Limited (“EHang HK”) is the United States dollar (“US$”). The functional currency of EHang Holding GmbH (“EHang GmbH”), EHANG TECHNOLOGIES SPAIN & LATAM, S.L. (“EHang Spain”) and Ehang EUROPE SAS (“EHang France”) is the euro (“€”). The functional currency of the Company’s PRC subsidiaries and the VIEs is the Renminbi (“RMB”). The Group uses the RMB as its reporting currency. The determination of the respective functional currency is based on the criteria set out by ASC 830,
Foreign Currency Matters
.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.
The financial statements of the Group’ entities of which the functional currency is not RMB use the periodic average exchange rates and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Convenience translation
(e)	Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB7.2993 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits and highly liquid investments placed with bank and other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Short-term deposits
(g)	Short-term deposits
Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest and investment income in the consolidated statements of comprehensive loss during the years presented. As of December 31, 2023, the Group’s short-term deposits had been placed in a reputable financial institution in the PRC.

Restricted short-term deposits
(h)	Restricted short-term deposits
As of December 31, 2023 and 2024, restricted short-term deposits represent time deposits placed with a reputable bank in the PRC with original maturities between three months and one year, which are pledged for issuance of letter of credit. Interest earned is classified as “interest and investment income” in the consolidated statements of comprehensive loss during the periods presented.

Derivative instruments
(i)	Derivative instruments
The Group’s derivative instruments are carried at fair value, which primarily consisted of foreign exchange forward contract. The fair values of the derivative instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date. The Group selectively uses financial instruments to mitigate the risk of foreign currency exchange (losses) gains arose from the Group’s cash and cash equivalent denominated in US$ and euro. As the derivative instruments of foreign exchange forward contract does not qualify for hedge accounting treatment, changes in the fair value are reflected in “interest and investment income” of the consolidated statements of comprehensive loss. As of December 31, 2023 and 2024, the notional principal amounts of the outstanding foreign exchange forward contract were approximately RMB34,072 and RMB31,215, respectively. Total changes in fair value of the derivatives recorded in interest and investment income, were an income of RMB1,743 and a loss of RMB8 (US$1) for the years ended December 31, 2023 and 2024.

Short-term investments
(j)	Short-term investments
All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
Short-term investments consist primarily of investments in wealth management products, which are redeemable within one year. These investments are all designated as trading and measured at fair value and the change in fair value is recognized in “interest and investment income”.

Current expected credit loss
(k)	Current expected credit loss
Prior to January 1, 2023, accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. Accounts receivable are written off after all collection effort has ceased.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2023 using a modified retrospective approach with a cumulative effect recorded as an increase of accumulated deficit in the amount of RMB
2,422
.
The Group’s cash and cash equivalents, short-term deposits, restricted short-term deposits, accounts receivable, contract asset, loans receivable, other receivables and other non-current
assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables which include the products the Group provides, the type of business, the scale of transactions on credit terms, the nature of counterparties and the level of credit risk of the customers, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. For the year ended December 31, 2023 and 2024, the Group recorded RMB13,691 and RMB12,790
(US$1,752) of expected credit loss, net in general and administrative expenses, respectively.

The Group considers historical credit loss rates for each category of loan receivables, other receivables and other non-current
assets and also considers forward looking macroeconomic data in making its loss accrual determinations. The Group has made specific credit loss provisions on a case-by-case
basis for particular aged receivable balances.
The Group’s expected credit loss of cash and cash equivalents, short-term deposits and restricted short-term deposits in banks and other non-current
asset within the scope of ASC Topic 326 were immaterial. The following table summarizes the activity in the allowance for credit losses related to accounts receivable, contract asset, loans receivable and other receivables for the year ended December 31, 2023 and 2024:

	For the year ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of December 31, 2022	117,035
Adoption of ASC Topic 326	2,422

Balance as of January 1, 2023	119,457

Balance as of January 1	119,457	132,806	18,194
Current period provision	16,455	19,262	2,639
Reversal	(2,764)	(6,472)	(887)
Write-off	—	(35,194)	(4,822)
Acquisition of non-controlling interests	(390)	—	—
Foreign currency translation adjustments	48	20	3

Balance as of December 31	132,806	110,422	15,127

Cost and estimated earnings in excess of billings
(l)	Cost and estimated earnings in excess of billings
Design and construction of customized
command-and-control
center contracts generally extend over longer periods of time and revenue is recognized using the cost-to-cost
method. The Group’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are five milestones: 1) signing of the contract, 2) delivery and acceptance of hardware, 3) completion of software integration into hardware and the related testing, 4) delivery and acceptance of a completed command-and-control
center, and 5) expiration of the
one-year
warranty period. The amounts to be billed at each milestone are specified in the contract. The length of each interval between two continuous billings under a command-and-control
center contract varies depending on the duration of the contract and the last billing to be issued for the contract is scheduled at the end of a warranty period.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred income until the above revenue recognition criteria are met. The carrying value of the Group’s costs and estimated earnings in excess of billings, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Group recognizes an allowance for doubtful accounts on costs and estimated earnings in excess of billings when it is probable that it will not collect the amount and writes off any balances in the period when deemed uncollectible. The Group periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Group does not require collateral from its customers and does not charge interest for late payments by its customers.
As of December 31, 2023 and December 31, 2024, there were no cost and estimated earnings in excess of billings.

Inventories
(m)	Inventories
Inventories are comprised of raw materials, work in progress and finished goods. The Group’s raw materials consist of accessories and hardware parts used to produce UAVs and hardware for building the command-and-control
centers. Work in progress primarily consist of UAVs and hardware parts in production which will be transferred into production cost when incurred. Finished goods primarily consist of UAVs. Cost is determined using the weighted average method and includes all costs to acquire and other costs to bring the inventories to their present location and condition. Inventories are stated at the lower of cost or net realizable value. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, to record the decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value. Inventory write-downs of RMB956, RMB460 and RMB921 (US$126)
were recognized in "cost of revenues" for the years ended December 31, 2022, 2023 and 2024.

Property and equipment, net
(n)	Property and equipment, net
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Mold and tooling	2-5 years	0%
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss. The gain (losses) on the disposal of property and equipment amounting to RMB103, RMB(138) and RMB(682) (US$(93)) were recognized in the consolidated statements of comprehensive loss for the years ended December 31, 2022, 2023 and 2024, respectively.
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction-in-progress.
Construction-in-progress
is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Intangible assets, net
(o)	Intangible assets, net
Intangible assets consist of software, patents and trademarks. Intangible assets with finite lives, including software, patents and trademarks are carried at acquisition cost less accumulated amortization and impairment, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise.
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3- 5 years
Patents and trademarks	5 years
The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
There are no intangible assets with indefinite lives for the years ended December 31, 2022, 2023 and 2024.

Impairment of long-lived assets other than goodwill
(p)	Impairment of long-lived assets other than goodwill
The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the long-lived assets or asset group, when the market prices are not readily available. No impairment loss was charged for long-lived assets in any of the presented periods.

Long-term investments
(q)	Long-term investments
The Group’s long-term investments consist of equity investments without readily determinable fair value, equity investments accounted for using the equity method and debt security investments.
Equity Investments without Readily Determinable Fair Values
According to ASC 321, the Group elected to use the measurement alternative to measure the investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group’s management regularly evaluates the impairment of its investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.
Equity Investments Accounted for Using the Equity Method
Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC
323-10,
Investments-Equity Method and Joint Ventures: Overall
(“ASC
323-10”).
Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as goodwill included in long-term investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC
323-10.
An impairment loss on equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment was charged in any of the presented periods.
The Group eliminates its intercompany profits or losses related to transactions with investees until profits or losses are realized through transactions with third parties.
Debt Security Investment
As of December 31, 2023 and 2024, the Group’s long term debt security investment represented minority equity interest with redemption right in an investee. The Group elected to account for the debt investment under the fair value option model including preferred stock redeemable merely by the passage of time and at the option of the Group as a holder. The fair value option model permits the irrevocable election on an instrument-by-instrument
basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investment accounted for under the fair value option model is carried at fair value with unrealized gains and losses recorded in “interest and investment income” in the consolidated statements of comprehensive loss.

Fair value measurements of financial instruments
(r)	Fair value measurements of financial instruments
The Group applies ASC 820 (“ASC 820”),
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters.
The Group’s financial instruments primarily consist of cash and cash equivalents, short-term deposits, restricted short-term deposits, short-term investments, loans receivable, accounts receivable and payable, other current assets, bank loans, short-term debt, accrued expenses and other liabilities and mandatorily redeemable non-controlling
interests. The carrying values of these financial instruments, except for short-term investments, short-term debt, long-term loans and mandatorily redeemable non-controlling
interests, are approximated to their fair values due to their short-term maturities.
As of December 31, 2023 and 2024, financial assets that are measured at fair value on a recurring basis consist of foreign exchange forward contract, short term investments and long-term debt security investment. Foreign exchange forward contract was classified within Level 2 of the fair value hierarchy because the quoted market price of underlying asset is not fully observable. Short term investments with observable inputs that reflected quoted prices for identical assets in active markets were categorized as Level 1, while short term investments without fully observable quoted market price of underlying asset were categorized as Level 2. Long-term debt security investment did not have readily determinable market values and was categorized as Level 3 in the fair value hierarchy. Under these circumstances, the Group has adopted certain valuation techniques using unobservable inputs to measure their respective fair values.

Revenue recognition
(s)	Revenue recognition
The Group’s revenues are primarily derived from the sale of UAVs and related commercial solutions, mainly including air mobility solutions, smart city management solutions, and aerial media solutions.
The Group enters into legally enforceable and binding agreements with its customers with fixed terms and conditions, including pricing. The Group recognizes revenue at the amount to which it expects to be entitled when control of the products or services are transferred to its customers. Revenues are presented net of taxes collected on behalf of the government.
When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer when the consideration is conditioned other than the passage of time, which is recorded as unbilled revenue. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities primarily result from the advance received of sales of UAVs and related commercial solutions, which are recognized as revenue based on the consumption of the services or the delivery of the goods.
The Group generally does not separately bill its customers for shipping and handling fees and charges. The Group elects to record the costs incurred for shipping and handling in “sales and marketing expenses” in its consolidated statements of comprehensive loss. The shipping and handling costs for the years ended December 31, 2022, 2023 and 2024 were RMB848, RMB1,427 and RMB2,438 (US$334), respectively.
Practical Expedients
The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group contracts have a duration of one year or less.
Air mobility solutions
Revenues from air mobility solutions are primarily product revenues from the sales of passenger-grade UAVs and its software. As the UAVs and software are highly interdependent, the entire bundle of promised goods is considered one performance obligation within the context of the contract. The single performance obligation is satisfied at a point in time. The Company relies on customer’s acknowledgement of receipt and goods delivery notes when the goods are shipped to domestic customers and proof of shipments with oversea customers to determine when performance obligations are satisfied. When goods are shipped to domestic customers, who acknowledged the receipt of goods, or shipped to oversea customers with “FOB Shipping Point”, control of the goods is transferred to the customer if there are no remaining performance obligations. The Company recognizes the revenue once control passes to the customer. The transaction price is the amount of consideration the Company expects to receive under the arrangement. The Company is required to estimate variable consideration (if any) and to factor that estimation into the determination of the transaction price. The Group only provides the right of return for defective goods in connection with its warranty policy which is accounted for as an assurance-type warranty (Note 11). For the extended warranty beyond the standard policy, the Group considers it provides a level of protection beyond defects that existed at the time and accounts it as a separate performance obligation.

Service revenues from air mobility solutions are primarily provision of exhibition income which are satisfied over time.
Others
Smart city management solutions
The Group enters into contracts with its customers for designing, building and delivering customized integrated command-and-control
centers. The duration of the contracts depends on the contract size and ranges from three months to one year, excluding the duration of warranty accounted for as an assurance-type warranty (Note 11), which ranges from one year to three years. The Group provides a significant service of integrating goods and services including the project design, hardware and software promised in the contract into a combined output; therefore, the goods and services in the contracts are not distinct from each other and the Group determines there is one performance obligation, which is the delivery of the customized integrated command-and-control
center. The performance obligation is satisfied, and control is transferred to the customer over time because there is no alternative use for the highly customized and integrated command-control-center and the Group has an enforceable right to payment for performance completed to date. The Group has determined the cost-to-cost
method best depicts the measure of progress towards fulfilling the performance obligation. Under this method, revenue is recognized based on the estimated extent of progress, which is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for designing, building and delivering a customized integrated command-and-control
center. Revisions in the estimated total costs of
command-and-control
center contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.
The Group reviews and updates the estimated total costs of
command-and-control
center contracts periodically. The Group accounts for revisions to contract revenue and estimated total costs of command-and-control
center contracts, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when they have been awarded by customers.
Aerial media solutions
The Group generates revenue by providing aerial media performance services and related products. Aerial media performance services allow multiple smart control-based drones to demonstrate and transform their formation to display diversified messages and images in specific airspace, that is tailor made based on different branding or advertising requirements. The Group uses self-produced drones and customizes the fleet formation performances based on customer’s needs and availability of airspace approval in the area. The performance is usually completed within a day and revenue is recognized when the service is delivered. While the aerial media performance services are delivered to customers over a period of time, the customer simultaneously receives and consumes the benefits of the Group’s performance as and when each service is delivered and revenue is recognized over time.
The Group also sells hardware and software components of the aerial media performance drones. As the hardware and software components are highly interdependent, the entire bundle of promised goods is considered one performance obligation within the context of the contract. The single performance obligation is satisfied at a point in time, which is upon customer acceptance of the products.

Others
The Group generates other revenues mainly from stand-alone sales of consumer drones and their components and spare parts. Revenues are recognized when the consumer drones are shipped and the control of the drones are transferred to the customers. The Group started to phase out the consumer drone business in late 2016.
Contract modifications, defined as changes in the scope or price (or both) of a contract that are approved by the parties to the contract, such as a contract amendment, exist when the parties to a contract approve a modification that either creates new or changes existing enforceable rights and obligations of the parties to the contract. Contract modifications, if any, will be accounting for as one of the following: (i) a separate contract; (ii) a termination of the existing contract and a creation of a new contract; or (iii) a combination of the preceding treatments. A contract modification is accounted for as a separate contract if the scope of the contract increases because of the addition of promised goods or services that are distinct and the price of the contract increases by an amount of consideration that reflects the Group’s standalone selling prices of the additional promised goods or services. When a contract modification is not considered a separate contract and the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification, the Group accounts for the contract modification as a termination of the existing contract and a creation of a new contract. When a contract modification is not considered a separate contract and the remaining goods or services are not distinct, the Group accounts for the contract modification as an add-on
to the existing contract and as an adjustment to revenue on a cumulative catch-up
basis.

Cost of revenue
(t)	Cost of revenue
Cost of revenue consists primarily of autonomous aerial vehicle material and manufacturing costs, construction costs of smart city management solutions, product warranty costs, provision for inventories, payroll, employee benefits, rental fees, depreciation and related costs of operations.

Product warranty liability
(u)	Product warranty liability
The Group offers standard warranties to replace or repair defects on certain hardware parts of its passenger-grade UAVs for a period of six months to three years. The Group does not provide warranties to guarantee that the UAVs will perform as expected or in accordance with published specifications or provide expected benefits. The Group also provides a standard warranty for hardware and software for the command-and-control
centers for a period ranging from one year to three years. The Group accrues for the estimated costs to repair or replace defective hardware parts and costs to assure software effectiveness as costs of revenues when revenue is recognized. The Group estimates its warranty costs by considering its historical experience of having to replace or repair hardware parts and for software de-bugging
and the historical costs incurred have been insignificant to date. The estimates of warranties are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The Group reassesses whether warranty accruals are adequate based on actual experience as it becomes available and adjusts its estimates on a prospective basis.
Product warranty accrual is included in accrued expenses and other current liabilities (Note 11) and other non-current
liabilities in the accompanying consolidated balance sheets.

Advertising expenditures
(v)	Advertising expenditures
Advertising expenditures are expensed as incurred and are included in “sales and marketing expenses”, which amounted to RMB2,945, RMB2,918 and RMB3,645 (US$499) for the years ended December 31, 2022, 2023 and 2024, respectively.

General and administrative expenses
(w)	General and administrative expenses
General and administrative expenses consist primarily of payroll, employee benefits, share-based compensation, legal and other professional services fees, allowance for doubtful accounts/expected credit losses provision, and other general corporate related expenses.

Research and development expenses
(x)	Research and development expenses
Research and development expenses include materials and supplies, payroll, employee benefits, share-based compensation and other operating expenses such as rent, depreciation and other related expenses.
The Group capitalizes costs to develop or obtain
internal-use
software and costs of significant upgrades and enhancements resulting in additional functionality of internal-use
software in accordance with ASC
350-40
(“ASC
350-40”),
Internal-Use
Software
. Costs incurred for internally developed
internal-use
software used for a particular research and development project are expensed as incurred, regardless of whether the software has alternative future uses. Costs incurred for maintenance, training, and minor modifications or enhancements are also expensed as incurred. Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the applicable software. Capitalized software development costs have not been material for the periods presented.
The Group also incurs cost to develop software embedded in its products. The software components cannot function or be sold separately from the UAV as a whole. The Group accounts for costs incurred in the development of software embedded in its products in accordance with ASC
985-20
(“ASC
985-20”),
Costs of Software to be Sold, Leased, or Marketed
. Such software development costs consist primarily of salaries and related payroll costs and are capitalized once technological feasibility is established, which is when a completed detail program design or in the absence of a completed detail program design, a working model of the product is available. As a result, capitalized software development costs were immaterial for the years ended December 31, 2022, 2023 and 2024.

Leases
(y)	Leases
The Group leases facilities under
non-cancellable
operating leases expiring on different dates. On January 1, 2022, the Group adopted ASU
No.2016-02(Topic
842) “
Leases
” using the modified retrospective transition method, and results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. A contract is or contains a lease if the contract conveys the right to control the use of identified property or equipment (an identified asset) for a period of time in exchange for consideration. The Group determines whether a contract conveys the right to control the use of an identified asset for a period of time by assessing whether the Group has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset.

The Group has elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group accounts for short-term leases with terms less than 12 months in accordance with ASC
842-20-25-2
to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The adoption of the standard did not have a significant impact on the Group’s net assets and the consolidated statement of comprehensive loss.
Operating leases are included in
right-of-use
assets, current lease liabilities and
non-current
lease liabilities on the consolidated balance sheet. Renewal options are considered within the right-of-use
assets and lease liability when it is reasonably certain that the Group will exercise that option.
The Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to carry forward the historical determination of contracts as leases, lease classification and not reassess initial direct costs for historical lease arrangements. In addition, the Group also elected the practical expedient to apply consistently to all of the Group’s leases to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Group’s right-of-use
assets.
The Group has lease agreements with lease and
non-lease
components, and has elected to utilize the practical expedient to account for the non-lease
components together with the associated lease component as a single combined lease component.
As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.
(i)
Right-of-use
assets
Right-of-use
assets, which mainly comprise of office and production facilities, are initially measured at the present value of the lease payments. Amortization of the right-of-use
assets is made over the lease term on a generally straight-line basis.
(ii) Lease liabilities
Lease liabilities are lessees’ obligations to make the lease payments arising from a lease, measured on a discounted basis.
As a lessee, the weighted average remaining lease terms of the right-of-use
assets was 13 years, as of December 31, 2024, the discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined and the weighted-average discount rate of the operating lease was 4.20%.
For the years ended December 31, 2022, 2023 and 2024, operating lease cost were RMB13,986, RMB11,527 and RMB11,227 (US$1,538), and short-term lease cost were RMB305, RMB172 and RMB100 (US$14), respectively. There was no other lease cost other than operating lease cost and short-term lease cost for each of the periods presented. For the years ended December 31, 2022, 2023 and 2024, cash paid for operating leases included in operating cash flows were RMB11,164, RMB6,877 and RMB7,383
 (US$1,011),
respectively. For the years ended December 31, 2022, 2023 and 2024, leased assets obtained in exchange for operating lease liabilities was RMB64,869, RMB9,127 and RMB60,590 (US$8,301), respectively.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Office and production facilities rental
	As of December 31, 2024
	RMB	US$
2025	12,802	1,754
2026	15,287	2,094
2027	14,785	2,026
2028	14,473	1,983
2029	12,541	1,718
2030 and thereafter	116,837	16,007

Minimum lease payments	186,725	25,582
Less: imputed interest	(48,479)	(6,643)

Present value of lease liabilities	138,246	18,939
Less: Current portion	(12,527)	(1,716)

Non-current portion of lease liabilities	125,719	17,223

Government subsidies
(z)	Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of operating nature with no further conditions to be met are recorded in “other operating income” when received. The government subsidies with certain operating conditions are recorded as “deferred government subsidies” on the consolidated balance sheets when received and are recorded as operating income when the conditions are met.
For the years ended December 31, 2022, 2023 and 2024, other operating income mainly represents government grants that recognized upon receipt immediately in profit or loss of RMB6,094, RMB6,233 and RMB29,869
 (US$4,092),
respectively, as no further performance or conditions is required.

Income taxes
(aa)	Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (‘‘ASC 740’’),
Income Taxes
. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

Share-based compensation
(ab)	Share-based compensation
The Group applies ASC 718 (‘‘ASC 718’’),
Compensation—Stock Compensation
to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards granted to employees were classified as equity awards.
The Group has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. Prior to the completion of the IPO, with the assistance of an independent third-party valuation firm, the group determined the grant date fair value of the awards granted to employees. Subsequent to the completion of the IPO, share-based awards granted were measured based on the fair value of ordinary share as of grant date. The Group accounts for forfeitures as they occur.
A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Group measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.
The Group doesn’t reflect reload features and contingent features in the grant-date fair value of an equity award. Reload features and contingent features are that require a grantee to transfer equity shares earned, or realized gains from the sale of equity instruments earned, to the issuing entity for consideration that is less than fair value on the date of transfer (including no consideration), such as a claw back feature. The Group accounted for these features if and when the contingent event occurs by recognizing the consideration received in the corresponding balance sheet account and a credit in the income statement equal to the lesser of the recognized compensation cost of the share-based payment arrangement that contains the contingent feature and the fair value of the consideration received, and debits in additional paid-in
capital, and treasury shares, if any.

Employee benefit expenses
(ac)	Employee benefit expenses
Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, maternity insurance and employment injury insurance are provided to employees. Chinese labor regulations require that PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions. The total expenses the Group incurred for the plan were RMB12,361, RMB13,298 and RMB15,751 (US$2,158) for the years ended December 31, 2022, 2023 and 2024, respectively.

Statutory reserve
(ad)	Statutory reserve
The Group’s PRC entities are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as WFOEs have to make appropriations from its after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.
In addition, in accordance with the Company Laws of the PRC, the Group’s entities registered as PRC domestic companies must make appropriations from its after-tax
profit as determined under the PRC GAAP to
non-distributable
reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.
The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting
of losses or increasing capital of the respective company. The staff bonus and welfare fund are a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2022, 2023 and 2024, appropriations to general reserve fund and statutory surplus fund amounted to nil, RMB48 and RMB533
(US$73)
respectively.

Comprehensive income (loss)
(ae)	Comprehensive income (loss)
Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) includes net loss and foreign currency translation adjustments.

Dividends
(af)	Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2022, 2023 and 2024, respectively.
Loss per share
(ag)	Loss per share
In accordance with ASC 260 (“ASC 260”),
Earnings per Share
, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares, and other participating securities based on their participating rights.
For the years ended December 31, 2022, 2023 and 2024, the
two-class
method is applicable because the Group has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 18). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.
Ordinary equivalent shares consist of unvested restricted shares units, and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are excluded from the computation of diluted loss per share for all periods presented as their effects would be anti-dilutive.

Short-term debt
(ah)	Short-term debt
In 2022, the Group entered into a share purchase agreement (the “SPA”) with an investor (the “Investor”) to issue predetermined number of Class A ordinary shares (the “Underlying Shares”) of the Company, at a fixed consideration in US$ (the “Private Placement”), upon meeting the specified preconditions, of which the substantial one is the Investor obtaining the Outbound Direct Investment (“ODI”) approval.
A transitional agreement has been reached to supplement the Private Placement (the “Supplemental Agreement”), according to which before the ODI approval, the Investor provided RMB proceeds (the “RMB Proceeds”) as an interim funding, equivalent to consideration in U.S. dollar of the Private Placement, to the designated subsidiary of the Company.
The RMB Proceeds and associated subsequent repayment obligation was accounted for as a liability to the Company, since:
(i) The RMB Proceeds are a loan provided by the Investor to the subsidiary of the Company under the Supplemental Agreement. The Investor is entitled to receive the money back after at least three months if the ODI approval is not obtained due to force majeure or other situations agreed by the Company and Investor.
(ii) Upon the occurrence of dissolution, windup or liquidation of the onshore subsidiary, the Investor could claim its creditor right in accordance with PRC bankruptcy law.
Therefore the instrument is accounted for as a short-term debt under ASC 470,
Debt.
As of December 31, 2023, the short-term debt was repaid.

Warrants
(ai)	Warrants
According to the SPA, the Company issued a purchase right to the Investor under which the Company will issue predetermined ordinary shares for a fixed cash consideration at a future date (the “Warrants”).
The Warrants were accounted for as equity instruments to the Company, since:

i)	The Warrants were indexed to the Company’s own stock, since:

•	The Warrants will be exercised upon the ODI approval, which is not based on an observable market, or an observable index.

•	The exercise price is fixed by the SPA and Supplement Agreement, and the number of Underlying Shares to be issued is also fixed divided by the fixed purchase price per share.

ii)	The Warrants were classified in shareholders’ equity, since:

•	The Warrants will be settled only by gross physical delivery of ordinary shares by the Company.

•	The Company has the ability to settle the Private Placement in ordinary shares.

•	The number of Underlying Shares to be issued is explicitly fixed at the total consideration divided by the fixed purchase price per share, with no adjustment provision.

•	No requirement for cash settlement in the agreements.

•	There are no cash settled top-off or make-whole provisions.
The Group received the Proceeds and issued short-term debt and Warrants in a bundled transaction. The RMB Proceeds shall be allocated to the two elements based on the relative fair values of the debt instrument without the Warrants and of the Warrants themselves at time of issuance. The portion of the RMB Proceeds so allocated to the Warrants shall be accounted for as additional paid-in
capital. The remainder of the proceeds shall be allocated to the debt instrument portion of the transaction, the short-term debt. This results in a discount which shall be accounted for as interest expense in the following months.
On January 1, 2022, The Group has elected to early adopt the ASU
No. 2020-06,
Debt— Debt with Conversion and Other Options
(Subtopic
470-20)
and
Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(ASU
2020-06),
which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This adoption of the new guidance had no material impact on the treatment of the warrants or short-term debt in Note 2(ah).
The Group entered into an SPA with similar terms of 2022 SPA with a third-party investor and received a short-term debt of

RMB
90,000
in June 2024 and repaid the debt in November 2024.

Segment reporting
(aj)	Segment reporting
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2023-07,
Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment’s performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. The Group has adopted this ASU retrospectively on January 1, 2024.
In accordance with ASC 280 (“ASC 280”),
Segment Reporting
, operating segments are defined as components of an enterprise about which separate financial information is available that is provided regularly to the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s
Chief Executive Officer
as the CODM reviews the consolidated revenues, gross profit and net loss, using only one measure of a segment’s profit or loss when making decisions about allocating resources and assessing the performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group’s long-lived assets are substantially all located in the PRC.
For the operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of comprehensive loss.
The following table presents revenue by customer incorporation location for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	US$	%
PRC	33,975	77%	96,580	82%	431,338	59,093	95%
West Asia	4,630	10%	9,188	8%	14,485	1,985	3%
East Asia	798	2%	6,018	5%	3,028	415	1%
North America	—	—	—	—	2,616	358	1%
South America	—	—	4,729	4%	2,513	344	0%
West Africa	—	—	—	—	1,851	254	0%
Europe	2,638	6%	501	1%	321	44	0%
Other	2,276	5%	410	0%	—	—	—

Total net revenues	44,317	100%	117,426	100%	456,152	62,493	100%

Development and purchase cooperative arrangement
(ak)	Development and purchase cooperative arrangement
In April 2016, the Group entered into a development and purchase cooperative arrangement with a U.S. biotechnology company (“Biotech Customer”) to design, develop, test-run
and manufacture an organ transport
e-helicopter
system, which includes an operational interface with air traffic control, associated customized passenger-grade UAVs and recharging infrastructure. The Biotech Customer is responsible for obtaining the approvals of the Federal Aviation Administration (“FAA”) and the Food and Drug Administration (“FDA”) relating to the import and operations of the UAV products. Upon the Group’s achievement of agreed-upon milestones in the agreement, Biotech Customer will make investments of US$14,000 and payments totaling US$36,000. The agreement may be terminated at Biotech Customer’s discretion upon written notice. In February 2019, although the first milestone was not yet achieved, the Group and the Biotech Customer entered into an amendment whereby the Biotech Customer made the initial investment of US$7,000 (RMB 48,733 equivalent) to subscribe for 1,189,397 Series C redeemable convertible preferred shares of the Company in full satisfaction of its obligation to invest in the Group following the successful attainment of the first milestone, and all other terms and conditions of the agreement remain unchanged. As of December 31, 2024, none of the milestones have been achieved and the agreement, as amend, remains in effect.
As part of the same arrangement, the Group may sell 1,000 units of customized UAVs with the organ transport
e-helicopter
system conforming to the functional specifications by the Biotech Customer for according to a
15-year
delivery schedule subject to subsequent purchase amendments. Purchase orders are conditional on the Group achieving a number of performance milestones and the Biotech Customer obtaining required approvals from the FAA and FDA for the internal testing of the UAVs. In December 2018, two amendment contracts were signed to specify the sale of five units of passenger-grade UAVs by the Group to the Biotech Customer for the latter’s testing and training purposes in partial satisfaction of the original agreement. Three units of the UAVs were delivered in 2020 and no UAV was delivered for each of the three years in the period ended December 31, 2024.

Recent accounting pronouncements
(al)	Recent accounting pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2023-09,
Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the Group’s consolidated financial statements, once adopted. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.
In November 2024, the FASB issued ASU
No. 2024-03,
Disaggregation of Income Statement Expenses (Subtopic
220-40).
The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.